Intangible Assets/Liabilities - Charter Agreements - Schedule of Intangible Liabilities (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Intangible Liability Disclosure [Abstract]
Opening balance	$ 8,470	$ 10,482
Amortization in period	(2,000)	(2,012)
Closing balance	$ 6,470	$ 8,470